Nature of Business and Organization (Details)				12 Months Ended
	Mar. 19, 2025 USD ($)	Sep. 04, 2023 USD ($)	Apr. 12, 2023 shares	Mar. 31, 2025 segment	Jul. 18, 2023	Jun. 30, 2023
Nature of Business and Organization [Line Items]
Date of incorporation				Oct. 12, 2023
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Nature of Business and Organization [Line Items]
Issuance of shares (in Shares) | shares			17,648
GCL BVI [Member]
Nature of Business and Organization [Line Items]
Cash consideration (in Dollars) | $	$ 1,200,000	$ 148,000
Subsidiaries [Member]
Nature of Business and Organization [Line Items]
Number of segments (in segment) | segment				4
GCL Global SG [Member]
Nature of Business and Organization [Line Items]
Equtiy interest percentage	10.00%				100.00%	100.00%
GCL Global SG [Member] | Maximum [Member]
Nature of Business and Organization [Line Items]
Equtiy interest percentage	61.00%
GCL Global SG [Member] | Minimum [Member]
Nature of Business and Organization [Line Items]
Equtiy interest percentage	51.00%
Titan Digital [Member]
Nature of Business and Organization [Line Items]
Equtiy interest percentage		100.00%	100.00%
Titan Digital [Member] | Maximum [Member]
Nature of Business and Organization [Line Items]
Equtiy interest percentage			100.00%
Titan Digital [Member] | Minimum [Member]
Nature of Business and Organization [Line Items]
Equtiy interest percentage			85.00%